Document and Entity Information (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Mar. 29, 2013	Jun. 30, 2012
Document and Entity Information [Abstract]
Document Type	10-K
Amendment Flag	false
Document Period End Date	Dec. 31, 2012
Entity Registrant Name	FIRST FEDERAL OF NORTHERN MICHIGAN BANCORP, INC.
Entity Central Index Key	0001128227
Trading Symbol	FFNM
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding		2,884,049
Entity Public Float			$ 9.0
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes